Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Net loss incurred	$ 3,859,698	$ 8,922,022
Accumulated deficit at end of period	$ 19,112,115	$ 15,252,417